Fair Value Measurement of Financial Instruments (Details) - Schedule of Reconciliation of Level 3 Fair Value Measurements - Level 3 [Member] - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Oct. 31, 2023	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 13,924	$ 18,642	$ 36,571	$ 16,933
Total gains in profit or loss	16,281	15,386	16,935	9,154
New investment		5,545
Transfer from Level 2 to Level 3			796	(139)
Receipt of investment return			(2,681)
Disposals	(25,550)	(25,650)	(32,712)
Additions				10,679
Exchange realignment	(737)	1	(267)	(56)
Ending Balance	3,918	13,924	18,642	36,571
Unlisted investments classified as equity instruments at FVTPL [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		10,603	26,126	16,933
Total gains in profit or loss		15,036	16,564	9,071
New investment
Transfer from Level 2 to Level 3			796	(139)
Receipt of investment return
Disposals		(25,650)	(32,712)
Additions				304
Exchange realignment		11	(171)	(43)
Ending Balance			10,603	26,126
Movie Income Right Investments [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	13,924	8,039	10,445
Total gains in profit or loss	16,281	350	371	83
New investment		5,545
Transfer from Level 2 to Level 3
Receipt of investment return			(2,681)
Disposals	(25,550)
Additions				10,375
Exchange realignment	(737)	(10)	(96)	(13)
Ending Balance	$ 3,918	$ 13,924	$ 8,039	$ 10,445